Off-balance-sheet Activities (Tables)	6 Months Ended
Jun. 30, 2018
Off Balance Sheet Activities [Abstract]
Summary of the Notional or Contractual Amounts of Financial Instruments With Off-Balance-Sheet Risk
A summary of the notional or contractual amounts of financial instruments with off-balance-sheet risk at the indicated dates is as follows:

	June 30,	December 31,
	2018	2017
	(In thousands)
Commercial loans unused lines of credit	$27,089	$25,814
Commitment to originate loans	15,909	15,350
Consumer open end lines of credit	37,971	36,938
Standby lines of credit	46	—